Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 19: COMMITMENTS AND CONTINGENCIES

In September 2018, Navios Acquisition agreed to a 12-year bareboat charter-in agreement with de-escalating purchase options for Baghdad and Erbil, two newbuilding Japanese VLCCs of 313,433 dwt and 313,486 dwt, respectively. On October 28, 2020, Navios Acquisition took delivery of the vessel Baghdad. The average daily rate under bareboat charter-in agreement of Baghdad amounts to $21. On February 17, 2021, Navios Acquisition took delivery of the Erbil. The average daily rate under bareboat charter-in agreement of Baghdad amounts to $21.

In the first quarter of 2019, Navios Acquisition exercised its option for a third newbuilding Japanese VLCC of approximately 310,000 dwt under a 12 year bareboat chartered-in agreement with de-escalating purchase options. The vessel is expected to be delivered in the third quarter of 2021.

In the second quarter of 2020, Navios Acquisition exercised its option for a fourth newbuilding Japanese VLCC of approximately 310,000 dwt under a 12 year bareboat charter agreement with de-escalating purchase options and expected delivery in the third quarter of 2022.

The future minimum commitments as of December 31, 2020 of Navios Acquisition under its bareboat charter-in agreement are as follows:

Amount
Lease Obligations (Bareboat Charter-in):
Year
December 31, 2021	17,630
December 31, 2022	28,010
December 31, 2023	31,974
December 31, 2024	32,062
December 31, 2025	31,974
December 31, 2026 and thereafter	232,130
Total	$373,780

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date of the financial statements were prepared. In the opinion of the management, the ultimate disposition of these matters individually and in aggregate will not materially affect the Company’s financial position, results of operations or liquidity.